COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2014
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or more consisted of the following at September 30, 2014:

US$

Years ending September 30,
2015	3,389
2016	193
2017	11
2018	—
2019	—

3,593